Loans (Tables)	12 Months Ended
Mar. 31, 2026
Loans by Facility
Loans by facility as of March 31, 2025 and March 31, 202
6
 were as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Retail loans:
Auto loans	Rs.	1,550,907.4	Rs.	1,685,705.3	US$	17,965.5
Personal loans/Credit cards		3,426,193.3		3,625,818.2		38,642.4
Retail business banking		4,967,690.0		5,937,084.5		63,274.9
Commercial vehicle and construction equipment finance		1,862,193.6		2,054,765.4		21,898.8
Housing loans		7,141,179.0		7,464,999.4		79,558.8
Other retail loans		2,583,402.1		2,813,070.4		29,980.5

Subtotal	Rs.	21,531,565.4	Rs.	23,581,443.2	US$	251,320.9
Wholesale loans	Rs.	7,107,245.7	Rs.	8,006,752.2	US$	85,332.6

Gross loans		28,638,811.1		31,588,195.4		336,653.5
Less: Allowance for credit losses		535,829.3		594,308.9		6,333.9

Total	Rs.	28,102,981.8	Rs.	30,993,886.5	US$	330,319.6

Financing Receivable, by Maturity
The maturity of gross loans as of March 31, 2026 is set out below:

	As of March 31, 2026
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	2,987,977.8	Rs.	4,846,193.6	Rs.	7,834,171.4
Over one year through five years		4,052,112.7		12,831,324.2		16,883,436.9
Over five years		966,661.7		5,903,925.4		6,870,587.1

Total	Rs.	8,006,752.2	Rs.	23,581,443.2	Rs.	31,588,195.4

Total	US$	85,332.6	US$	251,320.9	US$	336,653.5

Past Due Financing Receivables

The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2025 and March 31, 2026.

	As of March 31, 2025
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1) (2)		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	8,143.6	Rs.	16,360.1	Rs.	1,526,403.7	Rs.	1,550,907.4	Rs.	16,360.1
Personal loans/Credit card		32,386.3		28,927.7		3,364,879.3		3,426,193.3		28,927.7
Retail business banking		20,814.2		67,930.3		4,878,945.5		4,967,690.0		67,930.3
Commercial vehicle and construction equipment finance		21,153.2		28,370.4		1,812,670.0		1,862,193.6		28,370.4
Housing loans		35,639.8		50,161.9		7,055,377.3		7,141,179.0		50,161.9
Other retail (2)		41,687.8		89,835.3		2,451,879.0		2,583,402.1		89,835.3
Wholesale loans		3,123.4		94,325.2		7,009,797.1		7,107,245.7		94,325.2

Total	Rs.	162,948.3	Rs.	375,910.9	Rs.	28,099,951.9	Rs.	28,638,811.1	Rs.	375,910.9

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 44.4 billion.

	As of March 31, 2026
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1) (2)		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	9,042.3	Rs.	16,862.8	Rs.	1,659,800.2	Rs.	1,685,705.3	Rs.	16,862.8
Personal loans/Credit card		26,767.2		23,962.2		3,575,088.8		3,625,818.2		23,962.2
Retail business banking		29,591.2		84,940.2		5,822,553.1		5,937,084.5		84,940.2
Commercial vehicle and construction equipment finance		20,179.5		30,437.6		2,004,148.3		2,054,765.4		30,437.6
Housing loans		33,115.6		46,195.7		7,385,688.1		7,464,999.4		46,195.7
Other retail (2)		33,139.6		105,503.9		2,674,426.9		2,813,070.4		105,503.9
Wholesale loans		2,019.1		60,814.4		7,943,918.7		8,006,752.2		60,814.4

Total	Rs.	153,854.5	Rs.	368,716.8	Rs.	31,065,624.1	Rs.	31,588,195.4	Rs.	368,716.8

Total	US$	1,639.7	US$	3,929.6	US$	331,084.2	US$	336,653.5	US$	3,929.6

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 65.1 billion.

Allowance for Credit Losses on Financing Receivables
Allowances for credit losses as of March 31, 2024 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		2,927.9		—		36,487.3		39,415.2
Write-offs		(8,648.1)		(74,794.1)		(1,630.1)		(9,796.1)		(12,013.2)		(18,530.4)		(3,575.2)		(128,987.2)
Net allowance for credit losses (*)		4,761.5		92,159.3		12,955.8		10,761.6		15,722.2		26,971.8		18,421.8		181,754.0
Allowance for credit losses, end of the period	Rs.	29,948.9	Rs.	116,999.6	Rs.	75,300.5	Rs.	32,096.1	Rs.	9,906.8	Rs.	80,453.8	Rs.	112,640.8	Rs.	457,346.5

Allowance for credit losses:
Individually evaluated allowance	Rs.	8.0	Rs.	1.0	Rs.	2,498.3	Rs.	184.4	Rs.	—	Rs.	156.8	Rs.	68,886.9	Rs.	71,735.4
Collectively evaluated allowance		29,940.9		116,998.6		72,802.2		31,911.7		9,906.8		80,297.0		43,753.9		385,611.1
Loans:
Individually evaluated loans		8.0		1.0		2,924.9		184.4		—		156.8		107,439.4		110,714.5
Collectively evaluated loans		1,378,515.1		3,119,245.7		4,204,911.3		1,619,418.5		6,993,168.0		2,271,874.4		7,095,199.9		26,682,332.9

(*)
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 48,690.9 million. Recoveries from retail loans is Rs.
44,432.2

million and from wholesale loans is Rs.
4,258.7

million.

Allowances for credit losses as of March 31, 2025 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	29,948.9	Rs.	116,999.6	Rs.	75,300.5	Rs.	32,096.1	Rs.	9,906.8	Rs.	80,453.8	Rs.	112,640.8	Rs.	457,346.5
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		—		—		—		—
Write-offs		(9,586.7)		(95,746.2)		(2,061.0)		(14,270.3)		(3,676.7)		(19,849.5)		(4,199.2)		(149,389.6)
Net allowance for credit losses (*)		17,085.4		114,516.3		24,429.6		20,223.4		9,290.8		51,078.2		(8,751.3)		227,872.4
Allowance for credit losses, end of the period	Rs.	37,447.6	Rs.	135,769.7	Rs.	97,669.1	Rs.	38,049.2	Rs.	15,520.9	Rs.	111,682.5	Rs.	99,690.3	Rs.	535,829.3

Allowance for credit losses:
Individually evaluated allowance	Rs.	3.0	Rs.	—	Rs.	2,691.1	Rs.	281.1	Rs.	0.6	Rs.	532.7	Rs.	58,385.5	Rs.	61,894.0
Collectively evaluated allowance		37,444.6		135,769.7		94,978.0		37,768.1		15,520.3		111,149.8		41,304.8		473,935.3
Loans:
Individually evaluated loans		3.5		—		3,087.8		426.5		1.9		533.4		90,447.5		94,500.6
Collectively evaluated loans		1,550,903.9		3,426,193.3		4,964,602.2		1,861,767.1		7,141,177.1		2,582,868.7		7,016,798.2		28,544,310.5

(*)
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 46,492.3 million (US$ 544.3 million). Recoveries from retail loans is Rs. 46,314.2 million and from wholesale loans is Rs. 178.1 million.

Allowances for credit losses as of March 31, 2026 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs	37,447.6	Rs.	135,769.7	Rs.	97,669.1	Rs.	38,049.2	Rs.	15,520.9	Rs.	111,682.5	Rs	. 99,690.3	Rs.	535,829.3	US$	5,710.7
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		—		—		—		—		—
Write-offs		(11,024.3)		(96,751.1)		(2,201.0)		(18,054.0)		(5,811.3)		(23,499.9)		(147.8)		(157,489.4)		(1,678.5)
Net allowance for credit losses (*)		14,590.0		124,480.0		24,080.6		20,121.7		11,078.3		29,175.1		(7,556.7)		215,969.0		2,301.7
Allowance for credit losses, end of the period	Rs.	41,013.3	Rs.	163,498.6	Rs.	119,548.7	Rs.	40,116.9	Rs.	20,787.9	Rs.	117,357.7	Rs.	91,985.8	Rs.	594,308.9	US$	6,333.9

Allowance for credit losses:
Individually evaluated allowance	Rs.	0.9	Rs.	1.1	Rs.	432.0	Rs.	131.6	Rs.	6.8	Rs.	124.3	Rs.	50,691.0	Rs.	51,387.7	US$	547.7
Collectively evaluated allowance		41,012.4		163,497.5		119,116.7		39,985.3		20,781.1		117,233.4		41,294.8		542,921.2		5,786.2
Loans:
Individually evaluated loans		0.9		2.6		432.0		131.9		19.1		124.2		60,973.5		61,684.2		657.4
Collectively evaluated loans		1,685,704.4		3,625,815.6		5,936,652.5		2,054,633.5		7,464,980.3		2,812,946.2		7,945,778.7		31,526,511.2		335,996.1

(*)
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 47,696.8 million (US$ 508.3 million). Recoveries from retail loans is Rs. 44,707.4 million
(US$ 476.5 million)

and from wholesale loans is Rs. 2,989.4 million
,
(US$ 31.8 million).

Interest on Loans by Facility
Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2024		2025		2026		2026
	(In millions)
Wholesale loans	Rs.	555,377.8	Rs.	564,679.4	Rs.	532,299.0	US$	5,673.0
Retail loans		1,617,982.2		1,941,839.3		2,012,016.4		21,443.2
Other loans		21,165.5		—		—		—

Total	Rs.	2,194,525.5	Rs.	2,506,518.7	Rs.	2,544,315.4	US$	27,116.2

Retail Loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as of March 31, 2025:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2021		2022		2023		2024		2025		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	16,872.3	Rs.	38,368.9	Rs.	109,709.7	Rs.	261,060.2	Rs.	403,060.5	Rs.	611,564.6	Rs.	93,911.1	Rs.	—	Rs.	1,534,547.3
Non-performing		1,124.3		1,172.5		2,224.1		4,143.9		3,631.6		1,052.2		3,011.5		—		16,360.1

Subtotal	Rs.	17,996.6	Rs.	39,541.4	Rs.	111,933.8	Rs.	265,204.1	Rs.	406,692.1	Rs.	612,616.8	Rs.	96,922.6	Rs.	—	Rs.	1,550,907.4
Write off		1,490.5		1,103.9		1,768.9		2,771.3		2,057.7		394.4		—		—		9,586.7
Personal loans/Credit card
Performing	Rs.	6,682.8	Rs.	19,129.5	Rs.	100,673.9	Rs.	320,434.6	Rs.	623,756.2	Rs.	1,238,873.6	Rs.	661,166.9	Rs.	426,548.1	Rs.	3,397,265.6
Non-performing		543.1		966.9		1,807.2		4,805.9		5,657.0		2,389.8		11,767.8		990.0		28,927.7

Subtotal	Rs.	7,225.9	Rs.	20,096.4	Rs.	102,481.1	Rs.	325,240.5	Rs.	629,413.2	Rs.	1,241,263.4	Rs.	672,934.7	Rs.	427,538.1	Rs.	3,426,193.3
Write off		2,263.9		1,559.0		5,988.1		18,451.4		21,504.4		4,065.9		25,111.9		16,801.6		95,746.2
Retail business banking
Performing	Rs.	84,507.8	Rs.	59,255.0	Rs.	204,872.5	Rs.	402,892.1	Rs.	627,467.3	Rs.	769,923.2	Rs.	2,750,841.8	Rs.	—	Rs.	4,899,759.7
Non-performing		5,779.0		3,713.2		3,449.7		3,293.4		1,546.1		191.8		49,957.1		—		67,930.3

Subtotal	Rs.	90,286.8	Rs.	62,968.2	Rs.	208,322.2	Rs.	406,185.5	Rs.	629,013.4	Rs.	770,115.0	Rs.	2,800,798.9	Rs.	—	Rs.	4,967,690.0
Write off		1,382.6		176.1		270.1		39.7		44.5		125.9		22.1		—		2,061.0
Commercial vehicle and construction equipment finance
Performing	Rs.	9,615.7	Rs.	7,142.1	Rs.	61,927.7	Rs.	263,199.8	Rs.	507,988.5	Rs.	739,656.0	Rs.	244,293.4	Rs.	—	Rs.	1,833,823.2
Non-performing		906.6		1,388.2		2,463.7		7,286.5		8,047.8		1,399.6		6,878.0		—		28,370.4

Subtotal	Rs.	10,522.3	Rs.	8,530.3	Rs.	64,391.4	Rs.	270,486.3	Rs.	516,036.3	Rs.	741,055.6	Rs.	251,171.4	Rs.	—	Rs.	1,862,193.6
Write off		1,242.2		853.3		2,499.5		4,319.4		2,794.0		2,555.9		6.0		—		14,270.3
Housing loans
Performing	Rs.	1,488,044.3	Rs.	590,450.9	Rs.	910,615.5	Rs.	1,182,559.1	Rs.	1,626,523.9	Rs.	1,292,823.4	Rs.	—	Rs.	—	Rs.	7,091,017.1
Non-performing		25,341.0		6,041.4		6,946.4		7,306.7		3,952.9		573.5		—		—		50,161.9

Subtotal	Rs.	1,513,385.3	Rs.	596,492.3	Rs.	917,561.9	Rs.	1,189,865.8	Rs.	1,630,476.8	Rs.	1,293,396.9	Rs.	—	Rs.	—	Rs.	7,141,179.0
Write off		3,091.7		477.1		79.8		5.1		23.0		—		—		—		3,676.7
Other retail loans
Performing	Rs.	15,220.9	Rs.	9,225.1	Rs.	29,591.7	Rs.	84,335.1	Rs.	312,070.2	Rs.	676,203.4	Rs.	1,366,920.4	Rs.	—	Rs.	2,493,566.8
Non-performing		5,904.0		1,256.1		1,776.7		5,873.5		28,568.9		3,940.3		42,515.8		—		89,835.3

Subtotal	Rs.	21,124.9	Rs.	10,481.2	Rs.	31,368.4	Rs.	90,208.6	Rs.	340,639.1	Rs.	680,143.7	Rs.	1,409,436.2	Rs.	—	Rs.	2,583,402.1
Write off		4,082.3		956.3		1,123.0		4,228.7		3,590.0		957.4		4,911.8		—		19,849.5
Total	Rs.	1,660,541.8	Rs.	738,109.8	Rs.	1,436,058.8	Rs.	2,547,190.8	Rs.	4,152,270.9	Rs.	5,338,591.4	Rs.	5,231,263.8	Rs.	427,538.1	Rs.	21,531,565.4

Total (Write Off)	Rs.	13,553.2	Rs.	5,125.7	Rs.	11,729.4	Rs.	29,815.6	Rs.	30,013.6	Rs.	8,099.5	Rs.	30,051.8	Rs.	16,801.6	Rs.	145,190.4

The following table provides information on
primary
credit quality indicators as
of
March 31, 2026:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2022		2023		2024		2025		2026		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	16,535.8	Rs.	46,935.6	Rs.	146,246.0	Rs.	263,176.0	Rs.	458,666.2	Rs.	642,906.1	Rs.	94,376.8	Rs.	—	Rs.	1,668,842.5
Non-performing		2,873.3		1,183.7		2,786.6		4,091.7		4,385.2		871.5		670.8		—		16,862.8

Subtotal	Rs.	19,409.1	Rs.	48,119.3	Rs.	149,032.6	Rs.	267,267.7	Rs.	463,051.4	Rs.	643,777.6	Rs.	95,047.6	Rs.	—	Rs.	1,685,705.3
Write off		1,222.2		1,188.9		2,467.6		3,209.3		2,754.5		181.8		—		—		11,024.3
Personal loans/Credit card
Performing	Rs.	2,280.5	Rs.	29,663.0	Rs.	132,630.1	Rs.	293,206.7	Rs.	624,760.2	Rs.	1,392,446.3	Rs.	648,971.2	Rs.	477,898.0	Rs.	3,601,856.0
Non-performing		357.0		678.0		2,437.1		3,565.6		4,079.9		1,629.8		10,713.0		501.8		23,962.2

Subtotal	Rs.	2,637.5	Rs.	30,341.0	Rs.	135,067.2	Rs.	296,772.3	Rs.	628,840.1	Rs.	1,394,076.1	Rs.	659,684.2	Rs.	478,399.8	Rs.	3,625,818.2
Write off		1,189.3		2,672.9		9,377.4		18,081.7		19,133.7		2,075.4		25,516.4		18,704.3		96,751.1
Retail business banking
Performing	Rs.	83,414.1	Rs.	138,520.8	Rs.	299,789.7	Rs.	493,490.9	Rs.	660,532.9	Rs.	915,935.4	Rs.	3,260,460.5	Rs.	—	Rs.	5,852,144.3
Non-performing		6,267.6		3,457.3		3,985.4		3,824.8		2,983.4		425.2		63,996.5		—		84,940.2

Subtotal	Rs.	89,681.7	Rs.	141,978.1	Rs.	303,775.1	Rs.	497,315.7	Rs.	663,516.3	Rs.	916,360.6	Rs.	3,324,457.0	Rs.	—	Rs.	5,937,084.5
Write off		1,174.1		317.4		419.8		180.3		8.2		0.8		100.4		—		2,201.0
Commercial vehicle and construction equipment finance
Performing	Rs.	5,731.7	Rs.	16,729.7	Rs.	105,794.0	Rs.	293,435.4	Rs.	519,939.1	Rs.	780,908.6	Rs.	301,789.3	Rs.	—	Rs.	2,024,327.8
Non-performing		1,237.3		965.4		4,513.1		9,180.8		7,093.1		1,086.0		6,361.9		—		30,437.6

Subtotal	Rs.	6,969.0	Rs.	17,695.1	Rs.	110,307.1	Rs.	302,616.2	Rs.	527,032.2	Rs.	781,994.6	Rs.	308,151.2	Rs.	—	Rs.	2,054,765.4
Write off		569.4		1,205.0		4,972.8		7,762.4		3,347.3		197.1		—		—		18,054.0
Housing loans
Performing	Rs.	1,631,633.0	Rs.	755,549.5	Rs.	988,830.2	Rs.	1,460,784.5	Rs.	1,249,556.3	Rs.	1,332,450.2	Rs.	—	Rs.	—	Rs.	7,418,803.7
Non-performing		23,064.5		6,348.2		7,891.3		5,754.1		2,745.0		392.6		—		—		46,195.7

Subtotal	Rs.	1,654,697.5	Rs.	761,897.7	Rs.	996,721.5	Rs.	1,466,538.6	Rs.	1,252,301.3	Rs.	1,332,842.8	Rs.	—	Rs.	—	Rs.	7,464,999.4
Write off		5,235.8		364.9		161.5		34.3		12.4		0.4		2.0		—		5,811.3
Other retail loans
Performing	Rs.	14,195.7	Rs.	15,845.5	Rs.	36,629.1	Rs.	103,370.2	Rs.	255,674.0	Rs.	690,107.1	Rs.	1,591,744.9	Rs.	—	Rs.	2,707,566.5
Non-performing		3,301.3		932.8		4,657.0		37,834.3		10,128.8		1,126.8		47,522.9		—		105,503.9

Subtotal	Rs.	17,497.0	Rs.	16,778.3	Rs.	41,286.1	Rs.	141,204.5	Rs.	265,802.8	Rs.	691,233.9	Rs.	1,639,267.8	Rs.	—	Rs.	2,813,070.4
Write off		3,723.7		926.8		2,006.2		4,781.4		4,378.3		329.5		7,354.0		—		23,499.9
Total	Rs.	1,790,891.8	Rs.	1,016,809.5	Rs.	1,736,189.6	Rs.	2,971,715.0	Rs.	3,800,544.1	Rs.	5,760,285.6	Rs.	6,026,607.8	Rs.	478,399.8	Rs.	23,581,443.2

Total	US$	19,086.6	US$	10,836.7	US$	18,503.6	US$	31,671.3	US$	40,504.6	US$	61,390.6	US$	64,228.9	US$	5,098.6	US$	251,320.9
Total (Write Off)	Rs.	13,114.5	Rs.	6,675.9	Rs.	19,405.3	Rs.	34,049.4	Rs.	29,634.4	Rs.	2,785.0	Rs.	32,972.8	Rs.	18,704.3	Rs.	157,341.6

Total (Write Off)	US$	139.8	US$	71.1	US$	206.8	US$	362.9	US$	315.8	US$	29.7	US$	351.4	US$	199.3	US$	1,676.8

Wholesale loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as of March 31, 2025.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2021		2022		2023		2024		2025		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	303,812.7	Rs.	393,131.7	Rs.	674,953.6	Rs.	863,574.4	Rs.	1,483,506.6	Rs.	1,395,844.6	Rs.	1,841,034.8	Rs.	6,955,858.4
Labeled		2,577.7		9,883.5		11,399.0		12,831.6		5,985.4		1,576.3		12,808.6		57,062.1
Non-performing		26,166.1		11,899.6		7,852.5		1,305.1		23,368.8		—		23,733.1		94,325.2

Total	Rs.	332,556.5	Rs.	414,914.8	Rs.	694,205.1	Rs.	877,711.1	Rs.	1,512,860.8	Rs.	1,397,420.9	Rs.	1,877,576.5	Rs.	7,107,245.7

Total Write off	Rs.	10.9	Rs.	2.1	Rs.	—	Rs.	—	Rs.	708.0	Rs.	—	Rs.	3,478.2	Rs.	4,199.2

The following table provides information on primary credit quality indicators as of March 31, 2026.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2022		2023		2024		2025		2026		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	494,819.8	Rs.	405,619.9	Rs.	525,289.7	Rs.	1,086,127.5	Rs.	954,899.5	Rs.	1,875,563.9	Rs.	2,554,618.6	Rs.	7,896,938.9
Labeled		7,139.8		5,055.2		11,476.4		3,103.9		208.1		5,922.9		16,092.6		48,998.9
Non-performing		25,455.2		7,842.3		2,141.6		745.4		113.6		8.0		24,508.3		60,814.4

Total	Rs.	527,414.8	Rs.	418,517.4	Rs.	538,907.7	Rs.	1,089,976.8	Rs.	955,221.2	Rs.	1,881,494.8	Rs.	2,595,219.5	Rs.	8,006,752.2

Total Write off	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	26.0	Rs.	—	Rs.	121.8	Rs.	147.8

Total	US$	5,621.0	US$	4,460.4	US$	5,743.4	US$	11,616.5	US$	10,180.3	US$	20,052.2	US$	27,658.8	US$	85,332.6

Total Write Off	US$	—	US$	—	US$	—	US$	—	US$	0.3	US$	—	US$	1.3	US$	1.6

Receivable By Industry
Non-performing Financing Receivables
Non-performing
loans by industry as of March 31, 2025 and March 31, 2026 are as follows:

	As of March 31, 2025
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	79,499.2
— Real Estate & Property services		59,831.5
— Agri Production—Food		28,230.0
— Animal Husbandry		25,425.7
— Retail Trade		19,757.7
— Others (none greater than 5% of non-performing loans)		163,166.8
Total	Rs.	375,910.9

	As of March 31, 2026
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	69,954.9	US$	745.5
— Real Estate & Property services		23,204.1		247.3
— Agri Production—Food		31,383.0		334.5
— Retail Trade		21,453.0		228.6
— Animal Husbandry		35,410.3		377.4
—Agri Allied		20,895.2		222.7
— Road Transportation		18,512.6		197.3
— Others (none greater than 5% of non-performing loans)		147,903.7		1,576.3

Total	Rs.	368,716.8	US$	3,929.6

Summary information relating to interest income recognized on non-performing
loans during the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026 is as follows:

	Fiscal year ended March 31,
	2024	2025	2026	2026
	(In millions)
Interest income recognized on non-performing loans	Rs. 9,675.9	Rs. 10,884.1	Rs. 11,350.9	US$	121.0